Income tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Profit before income tax	$ 3,868,419	$ 2,795,198	$ 1,539,078
Tax rate (i)	40.00%	40.00%	40.00%
Income tax	$ (1,547,368)	$ (1,118,079)	$ (615,631)
Share-based payments	(3,772)	(8,175)	(16,880)
Operational losses and others		(6,212)	(11,342)
Effect of different tax rates - subsidiaries and parent company	168,868	103,254	80,128
Interest on capital	83,903	44,246	32,731
Changes in income tax rate (ii)	58,464
Other amounts (iii)	243,158	161,880	22,446
Income tax	(996,747)	(823,086)	(508,548)
Current tax expense	(1,424,006)	(1,536,521)	(1,184,230)
Deferred tax benefit (expense)	427,259	713,435	675,682
Income tax in the statement of income	(996,747)	(823,086)	(508,548)
Deferred tax recognized in OCI	$ (1,285)	$ (11,899)	$ 1,666